INCOME TAXES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected tax (benefit) provision at statutory rate (34%)			$ (413,337)	$ (1,233,531)
State and local taxes, net of federal tax benefit			(684,228)	(675,924)
Valuation allowance			1,300,959	1,288,447
Deferred tax true-up			(320,038)
Write-off of foreign tax credits			0	265,600
Inducement Expense			0	136,000
Permanent differences			118,276	1,706
Other			0	219,408
Totals	$ 0	$ 2,618	$ 3,130	$ 1,706